EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE
30.  EARNINGS PER SHARE

The basic earnings per share are calculated by dividing the profit (loss) attributable to the Company’s shareholders by the weighted average number of outstanding common shares, excluding common shares purchased by the Company and held as treasury shares.

	2022	2021
(Loss) net income attributable to the Company’s controlling shareholders	(2,859,629)	1,047,960
Weighted average of the number of issued common shares	1,381,594,182	1,377,932,809
Weighted average treasury shares	(9,613,311)	(788,866)
Weighted average of the number of outstanding common shares	1,371,980,871	1,377,143,943
Basic (loss) earnings per share – R$	(2.0843)	0.7610

Diluted earnings per share are calculated by adjusting the weighted average number of outstanding common shares, assuming the conversion of all potential common shares that would cause dilution. The Company has stock options, restricted shares and strategy acceleration that would have a dilutive effect on any earnings per share.

Considering that in the year ended December 31, 2022, the Company recorded a loss, any adjustment would have an anti-diluting effect and, therefore, the diluted earnings per share for the year ended December 31, 2022 are equivalent to the basic earnings per share.

The diluted earnings per share for net income for the year ended December 31, 2021 are presented below:

2021
Gain attributable to the Company’s controlling shareholders	1,047,960
Weighted average of the number of issued common shares	1,377,143,943
Weighted average number of treasury shares	19,531,951
Weighted average of the number of ordinary shares for diluted earnings calculation	1,396,675,894
Diluted earnings per share – R$	0.7503

The basic and diluted loss per share for net loss of discontinued operations for the year ended December 31, 2022 and 2021 are presented below:

	2022	2021
Loss attributable to the Company’s controlling shareholders	(380,416)	(98,550)
Weighted average of the number of issued common shares	1,381,594,182	1,377,932,809
Adjustment for stock options and restricted shares	(9,613,311)	(788,866)
Weighted average of the number of ordinary shares	1,371,980,871	1,377,143,943
Basic loss per share - R$	(0.2773)	(0.0716)